Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2023	Dec. 31, 2022
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	9.10%	9.00%
After-tax discount rates applied to cash flow projections (as a percent)	7.00%	6.90%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	14.80%	16.40%
After-tax discount rates applied to cash flow projections (as a percent)	12.00%	12.60%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.40%	8.00%
After-tax discount rates applied to cash flow projections (as a percent)	5.80%	5.70%